Stockholders’ Equity - Schedule of Warrants Outstanding (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2023	Sep. 30, 2022	Jul. 31, 2022
Schedule of Warrants Outstanding [Line Items]
Outstanding, number of warrants	4,068,916	3,568,916
Exercisable, number of warrants	4,068,916
2021 Consultant Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Outstanding, number of warrants	1,000,000
Outstanding, ex price of warrants (in Dollars per share)	$ 1
Exercisable, number of warrants	1,000,000
Exercisable, ex price of warrants (in Dollars per share)	$ 1
IPO Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Outstanding, number of warrants	172,500
Outstanding, ex price of warrants (in Dollars per share)	$ 6.6			$ 6.6
Exercisable, number of warrants	172,500
Exercisable, ex price of warrants (in Dollars per share)	$ 6.6
PIPE Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Outstanding, number of warrants	1,886,793
Outstanding, ex price of warrants (in Dollars per share)	$ 2.9		$ 2.9
Exercisable, number of warrants	1,886,793
Exercisable, ex price of warrants (in Dollars per share)	$ 2.9
Placement Agent Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Outstanding, number of warrants	339,623
Outstanding, ex price of warrants (in Dollars per share)	$ 2.92
Exercisable, number of warrants	339,623
Exercisable, ex price of warrants (in Dollars per share)	$ 2.92
2025 Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Outstanding, number of warrants	500,000
Outstanding, ex price of warrants (in Dollars per share)	$ 0.26
Exercisable, number of warrants	500,000
Exercisable, ex price of warrants (in Dollars per share)	$ 0.26
2023 Consultant Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Outstanding, number of warrants	170,000
Outstanding, ex price of warrants (in Dollars per share)	$ 3
Exercisable, number of warrants	170,000
Exercisable, ex price of warrants (in Dollars per share)	$ 3